Acquisitions & Dispositions (Narrative) (Details) $ in Thousands, £ in Millions					3 Months Ended								12 Months Ended			15 Months Ended
	Oct. 05, 2018 USD ($)	Jul. 02, 2018 USD ($)	Oct. 02, 2017 USD ($)	Jan. 09, 2017 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Jan. 03, 2018 USD ($)	Jan. 03, 2018 GBP (£)	Jul. 03, 2017 USD ($)
Business Acquisition [Line Items]
Acquisition of businesses, net of cash acquired													$ 60,622	$ 162,189	$ 4,072
Gain on contribution of subsea rentals business								$ 33,500					33,506	0	0
Net revenues					$ 272,948	$ 267,037	$ 274,003	250,231	$ 247,700	$ 198,709	$ 201,115	$ 171,096	1,064,219	818,620	587,635
Net income													(374,080)	(59,400)	(81,978)
Transaction expenses													3,446	6,511	865
Gain realized on previously held equity investment														120,400
Estimated income tax benefit													(81,849)	(19,348)	(48,300)
Equity interests issued and issuable													$ 125
Pro Forma
Business Acquisition [Line Items]
Estimated income tax benefit														45,000	$ 12,000
Houston Global Heat Transfer LLC
Business Acquisition [Line Items]
Percentage of voting interests acquired	100.00%
Acquisition of businesses, net of cash acquired	$ 57,300
ESP Completion Technologies LLC
Business Acquisition [Line Items]
Cash		$ 8,000
Global Tubing LLC
Business Acquisition [Line Items]
Cash			$ 31,764
Total consideration transfered			290,320
Net revenues																$ 35,500
Net income																$ 3,800
Transaction expenses														$ 4,500
Equity interests issued and issuable			$ 173,472
Multilift
Business Acquisition [Line Items]
Net assets acquired																			$ 39,191
Innovative Valve Components and Cooper Valves, LLC
Business Acquisition [Line Items]
Percentage of voting interests acquired				100.00%
Total consideration transfered				$ 14,000
Equity interests issued and issuable				$ 4,500
Disposal Group, Held-for-sale or Disposed of by Sale, Not Discontinued Operations
Business Acquisition [Line Items]
Cash consideration received in sale of business | £																		£ 2.7
Note receivable received as consideration in sale of business | £																		£ 3.0
Gain on contribution of subsea rentals business								$ 33,500
Subsea rental assets carry value																	$ 18,100
Ashtead Technology | Disposal Group, Held-for-sale or Disposed of by Sale, Not Discontinued Operations
Business Acquisition [Line Items]
Equity interest received in sale of business																	40.00%	40.00%
Equity ownership interest fair value																	$ 43,800